LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
10.	LONG-TERM DEBT
Credit Facility and financing:
In 2012, the Company entered into a $430 million revolving credit facility, which in 2015 was increased to $500 million, with a syndicate of lenders in order to refinance its existing credit facility, fund future vessel acquisitions and for general corporate purposes (the "Credit Facility"). Amounts borrowed under the Credit Facility bear interest at an annual rate equal to LIBOR plus a margin and the Company pays a commitment fee, which is a percentage of the applicable margin, on any undrawn amounts. The maturity of the credit facility is December 2020. There are no repayment requirements before maturity on the Credit Facility.
In connection with the expansion of the Credit Facility, the Company incurred $4.6 million in deferred financing costs in 2015, which is amortized over the term of the loan and presented net of the outstanding loan balance.

Borrowings under the Credit Facility are secured by first priority mortgages over the Company's vessels and assignments of earnings and insurance. Under the Credit Facility, the Company is subject to certain covenants requiring among other things, the maintenance of (i) a minimum amount of value adjusted equity; (ii) a minimum value adjusted equity ratio; (iii) a minimum level of liquidity, (iv) positive working capital; and (v) a required security ratio of vessel values to draw on the facility. The security ratio and the market cap to value adjusted total assets ratio are based on the fair market value of vessels, compared to drawn amount on the Credit Facility. The Credit Facility also includes customary events of default including non-payment, breach of covenants, insolvency, cross default and material adverse change. A breach of any of these covenants would, unless waived, result in that the credit facility is callable by the lenders.

At the end of 2017 and 2016 the Company had $391.6 and $447.0 million drawn under its Credit Facility, respectively. The estimated fair value for the long-term debt is considered to be approximately equal to the carrying value since it bears spread and a variable interest rate.

As of December 31, 2016, the Company was in default with one of its debt covenants; (v) required security ratio of vessel value clause. A waiver was obtained lowering the required ratio to a level where the Company was in compliance. This waiver was effective until May 31, 2018. Under the terms of the waiver obtained, we were unable to draw further on the Credit Facility, our margin was increased by 2.0 % for the period of the waiver and limitations on dividend distribution until compliance with the terms of the original Credit Facility. The waiver has subsequently been modified and amended.

As of December 31, 2017 and as of the date of the issuance of this report, the Company is in compliance with the modified terms under the Credit Facility and the loan is not considered currently callable. On May 4, 2018, the Company has entered into an amendment to the credit agreement for the Credit Facility modifying certain of the financial covenants until December 31, 2018, lowering the required security ratio to 135%, lowering the liquidity covenant to $15.0 million (original requirements to be reinstated upon delivery of the first Newbuilding), the minimum market cap ratio to $200.0 million and the minimum market cap to value adjusted total assets from 45% to 25% for the remaining duration of the waiver. Under the revised terms of the credit agreement, the Company is unable to draw further on the Credit Facility and the margin is increased to 6.0% from January 1, 2018. The Company can distribute a maximum dividend of $0.03 per share or $4.3 million in the aggregate, subject to a corresponding amount being repaid under the Credit Facility. Further, until December 31, 2018, half of any proceeds received by the Company from the sale of equity, up to $75.0 million, must be used to repay the Credit Facility. The Company has repaid $3.1 million on the Credit Facility in relation to the dividend paid out on December 5, 2017 and $52.3 million in relation to the offering in December 2017. We have further repaid $ 4.3 million on March 10, 2018 in relation to the dividend paid out on March 9, 2018. Additionally, the Company undertakes to not make new investments, excluding the Newbuildings, except for investments made in connection with normal maintenance of the Vessels.

The Company is in process of retiring the Credit Facility and signed on December 20, 2017 an agreement for a financing facility, or the Backstop Facility, for $375.0 million. The financing facility is providing for a senior secured loan facility of up to $375.0 million to support the recapitalization of the Company. The Backstop Facility is available for drawing from July 1, 2018. Further, the facility, if utilized and not repaid, will be rolled into a term loan on January 1, 2019 with maturity on November 30, 2020. The Backstop Facility will have no amortization until December 31, 2018, upon and following which date the principal of the loan must be repaid in quarterly instalments of $10.0 million. The Backstop Facility carries an interest rate that will step-up over time and carries a maximum interest margin of 10.5% per annum. The Company can distribute quarterly dividends up to $0.03 per quarter under the Backstop Facility. The Backstop Facility contains financial covenants in relation to minimum liquidity of $30.0 million, minimum value and book equity that will come into effect upon utilizing the Backstop Facility.

The Backstop Facility is part of the recapitalization program that was initiated in December 2017. The first steps in the recapitalization program encompassed the financing of the three Newbuildings to be delivered in 2018 and raising new equity of $103.7 million ($110.0 million gross). The Company is evaluating different options for the final steps of the recapitalization program.  The Company is in discussion with the lenders to either raise a large secured bond or enter into a new Revolving Credit Facility of $250.0 million together with the issuance of a bond for $150.0 million. Associated fees of $13.1 million incurred in December 2017 have been capitalized as Other Non-Current Assets and will be amortized over the term of the associated financing arrangement. The Company expects these measures to be completed by the end of the second quarter of 2018. Upon securing this financing the Company is not expected to enter into the terms of the Backstop Facility as described above. In May 2018, the Board authorized management to sell two vessels. A sale will also  improve the cash balance of the Company. In addition, the Board has authorized that the Company may further adjust the size of the fleet.

The Company has the option to utilize the Backstop Facility with the associated terms. The Company has flexibility, also under the scenario that the tanker market remains low for a longer period, to strengthen the liquidity through selling additional vessels or raise equity to ensure that the Company has sufficient working capital. In a prolonged marked downturn the Company will have to further adjust the size of its fleet selling up to ten vessels in accordance with the authorization mentioned above in order to comply with the liquidity and other covenants under the existing Credit Facility or the Backstop Facility, if utilized. Sale of a vessel requires a proportionate repayment of the Credit Facility and an equally proportionate reduction of the Backstop Facility.

In December 2017, the Company entered into final agreements for the financing of the outstanding commitments of $39.0 million per ship for the Newbuildings with a subsidiary of Ocean Yield ASA. The lender will finance 77.5% of the purchase price for each of the three Newbuildings. Net proceeds received from Ocean Yield ASA shall be used towards prepayment of the Credit Facility, unless the Credit Facility is retired before the deliveries of the vessels. After delivery of each of the vessels, the Company will enter into ten-year bareboat charter agreements. The Company has obligations to purchase the vessels upon the completion of the ten-year bareboat charter agreement, but also have the flexibility to purchase the vessels after year five and seven. The financing agreement contains certain financial covenants requiring us to maintain a minimum value adjusted equity of $175.0 million and ratio of 25% ; minimum liquidity of $20.0 million; and minimum value clause.

The Company performs on a regular basis cash flow projections to evaluate whether it will be in a position to cover the liquidity needs for the next 12-month period and the compliance with financial and security ratios under the existing and future financing agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels' future performance, market rates, operating expenses, capital expenditure, fleet utilization, general and administrative expenses, loan repayments and interest charges. The assumptions applied are based on historical experience and future expectations.
The Company believes that the current cash and cash equivalents and cash expected to be generated from operations, together with the above measures taken, are sufficient to meet the working capital needs and other liquidity requirements for the next 12 months from the date of this report.